Operating lease liabilities - Schedule of Operating Lease Costs Related To Vessel Sale-leaseback Transactions And Other Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease costs:
Operating lease costs	$ 166.5	$ 160.0
Variable lease adjustments	(12.4)	(3.0)
Other information:
Operating cash outflow used for operating leases	$ 147.8	$ 153.2
Weighted average discount rate	4.80%	4.80%
Weighted average remaining lease term	7 years	8 years